Property and Equipment, Net	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
Note 8. Property and Equipment, Net
As of June 30, 2023 and 2022, property and equipment, net consisted of the following assets:

	As of June 30,
	2023	2022
Land	$62,768	$62,768
Buildings	999,205	995,965
Equipment	322,445	323,741
Aircraft (a)	—	38,090
Furniture and fixtures	29,151	28,976
Leasehold improvements	105,877	105,877
Construction in progress	2,828	3,139

Total Property and equipment	1,522,274	1,558,556
Less accumulated depreciation and amortization	(893,386)	(862,477)

Property and equipment, net	$628,888	$696,079

(a)
On December 30, 2022, the Company completed the disposition of a corporate aircraft (see Note 3. Dispositions), which resulted in a reduction of gross assets of $38,090 and related accumulated depreciation of $13,689.

Depreciation and amortization expense on property and equipment was $59,709, $63,696 and $70,588 for Fiscal Years 2023, 2022 and 2021, respectively.